CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash	$ 469,365	$ 405,080	$ 454,982	$ 262,368	$ 33,919
Restricted cash	174,194	279,742		143,403
Marketable securities	82,131	43,576		9,004
Mortgage loans held for sale pledged under agreements to repurchase	13,984	2,116
Escrow receivable	2,641	13,882		10,772
Real estate inventory, net	151,512	1,312,369		1,361,796
Other current assets ($848 and $100 carried at fair value)	29,632	30,879
Total Current Assets	923,459	2,087,644		1,808,171
PROPERTY AND EQUIPMENT- Net	29,434	34,606		17,976
RIGHT OF USE ASSETS	51,842	60,681
GOODWILL	30,945	30,945		9,400
INTANGIBLES - Net	9,266	12,414		3,743
OTHER ASSETS	4,221	5,394		3,005
TOTAL ASSETS	1,049,167	2,231,684		1,842,295
CURRENT LIABILITIES:
Accounts payable and other accrued liabilities ($6,440 and $0 carried at fair value)	37,998	32,977		30,265
Current portion of credit facilities and other secured borrowings	121,909	1,074,125		1,032,593
Interest payable	1,846	5,808
Lease liabilities, current portion	17,248	13,472
Total Current Liabilities	179,001	1,126,382		1,068,191
CREDIT FACILITIES - Net of current portion	149,035	221,929		100,502
CONVERTIBLE NOTES		140,096
DERIVATIVE AND WARRANT LIABILITIES		46,235		18,022
LEASE LIABILITIES - Net of current portion	48,182	48,435
OTHER LIABILITIES	97	208		5,082
TOTAL LIABILITIES	376,315	1,583,285		1,191,797
COMMITMENTS AND CONTINGENCIES (See Note 19)
TEMPORARY EQUITY:
Total temporary equity	1,381,502	1,381,502		1,063,864
SHAREHOLDERS' DEFICIT
Additional paid-in capital	280,657	57,362		31,201
Accumulated deficit	(989,451)	(790,483)		(446,056)
Accumulated Other Comprehensive Income (Loss), Net of Tax	144	18		(2)
Total Shareholder's Equity (Deficit)		(733,103)		(414,857)
Non-controlling interests				1,491
Total shareholders' deficit	(708,650)	(733,103)	(653,061)	(413,366)	(150,630)	$ (70,264)
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY (DEFICIT)	1,049,167	2,231,684		1,842,295
Series A convertible preferred stock
TEMPORARY EQUITY:
Total temporary equity	9,763	9,763	9,763	9,763		10,037
SHAREHOLDERS' DEFICIT
Total shareholders' deficit					10,037
Series B convertible preferred stock
TEMPORARY EQUITY:
Total temporary equity	20,049	20,049	20,049	20,049		20,448
SHAREHOLDERS' DEFICIT
Total shareholders' deficit					20,448
Series C convertible preferred stock
TEMPORARY EQUITY:
Total temporary equity	80,519	80,519	80,519	80,519		80,519
SHAREHOLDERS' DEFICIT
Total shareholders' deficit					80,519
Series D convertible preferred stock
TEMPORARY EQUITY:
Total temporary equity	257,951	257,951	222,951	222,951		$ 218,141
SHAREHOLDERS' DEFICIT
Total shareholders' deficit					$ 223,072
Series E convertible preferred stock
TEMPORARY EQUITY:
Total temporary equity	$ 1,013,220	$ 1,013,220	$ 1,013,220	$ 730,582